Income Taxes - Summary of Reconciliation Between Income Tax Benefit and the Product of Accounting Loss Before Income Tax Multiplied by the Group's Applicable Income Tax Rate (Parenthetical) (Details)	12 Months Ended
Jun. 30, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income tax rate	30.00%